Cover	Apr. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-172172
Entity Registrant Name	STEMTECH CORPORATION
Entity Central Index Key	0001511820
Entity Tax Identification Number	87-2151440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10370 USA Today Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	(954)
Local Phone Number	715-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false